Accounts Payable	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Accounts Payable
20.	ACCOUNTS PAYABLE

As of December 31,
2021	2022
HK$	HK$

Payables to suppliers of fashion and luxury media advertising and marketing services	—	76,778,957
Clients’ monies held on trust (Note 5(c) and Note 15)	146,283,760	—
Others	8,737,158	5,536,216

	155,020,918	82,315,173